Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2013 Canadian dollar CAD	Dec. 31, 2012 Canadian dollar CAD	Dec. 31, 2013 Australian dollar AUD	Dec. 31, 2012 Australian dollar AUD	Dec. 31, 2013 Euro EUR (€)	Dec. 31, 2012 Euro EUR (€)	Dec. 31, 2013 RMB CNY	Dec. 31, 2012 RMB CNY	Dec. 31, 2013 Swedish Krona SEK	Dec. 31, 2012 Swedish Krona SEK
Foreign Currency Exchange Rate, Translation	0.94	1.01	0.89	1.04	1.38	1.32	0.17	0.16	0.16	0.15
Average Foreign Currency Exchange Rate Translation	0.97	1.00	0.97	1.04	1.33	1.29	0.16	0.16	0.15	0.15